UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-21586
                                                      -----------

                    First Trust Enhanced Equity Income Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code:  (630) 765-8000
                                                           ----------------

                      Date of fiscal year end:   December 31
                                                -------------

                  Date of reporting period:   December 31, 2010
                                             -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                             ANNUAL REPORT

                                          FOR THE YEAR ENDED
                                          DECEMBER 31, 2010


                FIRST TRUST
                ENHANCED EQUITY
                INCOME FUND




                                                  [LOGO OMITTED]

                                           Chartwell Investment Partners
                                      ------------------------------------------
                                      Institutional and Private Asset Management
[LOGO OMITTED]

First Trust

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                               DECEMBER 31, 2010

 Shareholder Letter......................................................1
 At A Glance.............................................................2
 Portfolio Commentary....................................................3
 Portfolio of Investments................................................6
 Statement of Assets and Liabilities....................................12
 Statement of Operations................................................13
 Statements of Changes in Net Assets....................................14
 Financial Highlights...................................................15
 Notes to Financial Statements..........................................16
 Report of Independent Registered Public Accounting Firm................23
 Additional Information.................................................24
 Board of Trustees and Officers.........................................26
 Privacy Policy.........................................................30


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust Enhanced Equity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.


                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Chartwell are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                        ANNUAL LETTER FROM THE PRESIDENT
                               DECEMBER 31, 2010


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Enhanced Equity Income Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. While the past two years have been challenging, successful investors understand that having a long-term investment perspective through all kinds of markets can help them reach their investing goals. While the markets showed improvement throughout 2010, First Trust is a long-term investor and investment manager, and we will continue to bring investments we believe fit investors with long-term goals.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the twelve months this report covers. I encourage you to read this document and discuss it with your financial advisor.

First Trust offers a variety of products that can fit many financial plans to help those investors who are seeking long-term financial success and we remain committed to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. In addition to going over your investment plan, you may want to talk to your advisor about the investments First Trust offers that might also fit your financial goals.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals. I look forward to 2011 and to the next edition of your Fund's report.


Sincerely,



/s/ James A. Bowen

James A. Bowen
President of First Trust Enhanced Equity Income Fund

FIRST TRUST ENHANCED EQUITY INCOME FUND
"AT A GLANCE"
AS OF DECEMBER 31, 2010 (UNAUDITED)


--------------------------------------------------------------------------------
FUND STATISTICS
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange                                     FFA
Common Share Price                                                 $12.63
Common Share Net Asset Value ("NAV")                               $13.20
Premium (Discount) to NAV                                           (4.32)%
Net Assets Applicable to Common Shares                       $263,614,448
Current Quarterly Distribution per Common Share (1)                $0.220
Current Annualized Distribution per Common Share                   $0.880
Current Distribution Rate on Closing Common Share Price (2)         6.97%
Current Distribution Rate on NAV (2)                                6.67%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
--------------------------------------------------------------------------------
                      Common
                      Share
                      Price        NAV
                      -----       -----
     12/31/2009       11.70       12.32
       1/8/2010       11.68       12.55
      1/15/2010       12.04       12.50
      1/22/2010       11.70       12.12
      1/29/2010       10.97       11.95
       2/5/2010       11.18       11.90
      2/12/2010       10.96       12.08
      2/19/2010       11.55       12.44
      2/26/2010       11.41       12.42
       3/5/2010       11.73       12.71
      3/12/2010       11.72       12.81
      3/19/2010       11.56       12.66
      3/26/2010       11.73       12.76
       4/1/2010       11.98       12.92
       4/9/2010       11.97       13.05
      4/16/2010       11.94       13.03
      4/23/2010       12.10       13.19
      4/30/2010       12.01       12.94
       5/7/2010       10.51       12.11
      5/14/2010       11.00       12.35
      5/21/2010       10.36       11.83
      5/28/2010       10.50       11.94
       6/4/2010       10.34       11.66
      6/11/2010       10.62       12.05
      6/18/2010       10.85       12.31
      6/25/2010       10.37       11.72
       7/2/2010        9.92       11.22
       7/9/2010       10.54       11.84
      7/16/2010       10.44       11.72
      7/23/2010       11.04       12.14
      7/30/2010       11.17       12.18
       8/6/2010       11.40       12.34
      8/13/2010       11.23       11.93
      8/20/2010       11.27       11.86
      8/27/2010       11.16       11.81
       9/3/2010       11.48       12.21
      9/10/2010       11.65       12.22
      9/17/2010       11.91       12.41
      9/24/2010       11.64       12.38
      10/1/2010       11.92       12.42
      10/8/2010       11.76       12.64
     10/15/2010       11.80       12.73
     10/22/2010       11.83       12.74
     10/29/2010       11.95       12.70
      11/5/2010       12.26       13.04
     11/12/2010       11.86       12.81
     11/19/2010       11.79       12.89
     11/26/2010       11.80       12.81
      12/3/2010       12.06       13.09
     12/10/2010       12.18       13.24
     12/17/2010       11.80       13.26
     12/23/2010       12.40       13.17
     12/31/2010       12.63       13.20
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                          Average Annual     Average Annual
                                           Total Return       Total Return
                            1 Year Ended   5 Years Ended  Inception (8/26/2004)
                             12/31/2010     12/31/2010       to 12/31/2010
                            ------------  --------------  ---------------------
Fund Performance(3)
  NAV                          15.50%         2.59%            3.73%
  Market Value                 16.37%         3.81%            2.26%
Index Performance
  S&P 500 Index                15.06%         2.29%            4.19%
  BXM Index                     5.86%         2.81%            3.64%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            % OF TOTAL
 TOP 10 HOLDINGS                            INVESTMENTS
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                      3.60%
Exxon Mobil Corp.                               3.33
International Business Machines Corp.           2.79
Intel Corp.                                     2.68
Bristol-Myers Squibb Co.                        2.62
SPDR KBW Bank ETF                               2.60
JPMorgan Chase & Co.                            2.37
Microsoft Corp.                                 2.12
Target Corp.                                    2.06
Coca-Cola (The) Co.                             2.00
--------------------------------------------------------------------------------
                                      Total    26.17%
                                              =======


--------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR CLASSIFICATION                         INVESTMENTS
--------------------------------------------------------------------------------
Financials                                          17.76%
Information Technology                              16.03
Industrial                                          13.05
Energy                                              13.04
Consumer Staples                                    10.81
Consumer Discretionary                              10.26
Health Care                                          7.44
Materials                                            5.96
Telecommunication Services                           3.55
Utilities                                            1.86
Other                                                0.24
--------------------------------------------------------------------------------
                                           Total   100.00%
                                                   =======


(1) Most recent distribution paid or declared through 12/31/2010. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 12/31/2010. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                              Portfolio Commentary
--------------------------------------------------------------------------------

                                  SUB-ADVISOR

Chartwell Investment Partners, L.P. ("Chartwell") is an employee-owned investment advisory firm founded on April 1, 1997 by nine investment professionals from Delaware Investment Advisers. The firm is 75% owned by the partners and employees of Chartwell and 25% owned by a limited partnership comprised of three passive investors in the Philadelphia area. There are no affiliates at this time. The firm is a research-based equity and fixed-income manager with a disciplined, team-oriented investment process.

Timothy J. Riddle, an executive with 31 years of investment industry experience, is the Chief Executive Officer of Chartwell. Michael J. McCloskey, an executive with 23 years of management experience, serves as President. G. Gregory Hagar is Chartwell's Chief Financial Officer and Chief Compliance Officer. He has 22 years of related experience.

                           PORTFOLIO MANAGEMENT TEAM

[PHOTO OMITTED]    BERNARD P. SCHAFFER
                   MANAGING PARTNER, SENIOR PORTFOLIO MANAGER
                   Mr. Schaffer is a founding partner of Chartwell and has 39 years of investment industry experience. He serves as senior portfolio manager for Chartwell's closed-end fund and hedged large-cap equity strategies. As the lead portfolio manager for the Fund since 2007, he focuses on securities in the Energy, Financials and Consumer Staples sectors. He was employed as a Senior Portfolio Manager at Delaware Investment
                   Advisers from 1990 to 1997, managing two closed-end equity income funds that utilized option strategies to generate portfolio gains. Mr. Schaffer earned a Bachelor's degree in Economics from Villanova University and an MBA from the University of Pennsylvania's Wharton School.

[PHOTO OMITTED]    DOUGLAS W. KUGLER, CFA
                   PRINCIPAL, PORTFOLIO MANAGER
                   Mr. Kugler is a portfolio manager on Chartwell's large-cap equity portfolio management team and has 13 years of investment industry experience. His areas of focus include the Transportation and Consumer Discretionary sectors of the market. He has been a portfolio manager for the Fund since
                   2007. From 1993 to 2003, he held several positions at Morgan
                   Stanley Investment Management (Miller Anderson & Sherrerd) including Head of Mutual Fund Administration and Vice
                   President and Treasurer of the MAS Funds, Junior Associate in the Equity Department, and his last position held prior to joining Chartwell was Senior Associate and Analyst for the Large Cap Value team. Prior to joining Morgan Stanley, he was an Assistant Vice President and Senior Accounting Officer at
                   Provident Financial Processing Corporation. Mr. Kugler holds the Chartered Financial Analyst designation and is a member of the CFA (Chartered Financial Analysts) Institute and the
                   CFA Society of Philadelphia. Mr. Kugler earned a Bachelor's degree in Accounting from the University of Delaware.

[PHOTO OMITTED]    KEVIN A. MELICH, CFA
                   MANAGING PARTNER, SENIOR PORTFOLIO MANAGER
                   Mr. Melich is a founding partner of Chartwell and has 46 years of investment industry experience. He is a member of Chartwell's large-cap equity portfolio management team and implements portfolio management decisions for high-yield equity institutional portfolios, including the Fund. He has been a portfolio manager for the Fund since 2007. His areas of focus are in the Automotive, Machinery, Office Electronics and REITs sectors. He was employed as a Senior Portfolio
                   Manager at Delaware Investment Advisers from 1983 to 1997.
                   There he managed over $1.6 billion for institutional accounts in the value style. From 1979 to 1983, Mr. Melich was a Partner with the economics consulting firm, A.B. Laffer
                   Associates. From 1964 to 1979, he was the Senior Investment
                   Officer and Manager of the Trust and Investment Division of Security Trust Company. Mr. Melich holds the Chartered
                   Financial Analyst designation and is a member of the CFA
                   Institute and the CFA Society of Philadelphia. He earned a Bachelor of Science degree in Economics from St. John Fisher
                   College.

--------------------------------------------------------------------------------
                        Portfolio Commentary - Continued
--------------------------------------------------------------------------------

                                   Commentary

FIRST TRUST ENHANCED EQUITY INCOME FUND
The investment objective of First Trust Enhanced Equity Income Fund (the "Fund") is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers. These securities are traded on U.S. securities exchanges. In addition, on an ongoing and consistent basis, the Fund will write (sell) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund's investment objective will be achieved.

MARKET RECAP
The stock market during the year ended December 31, 2010 was volatile and contained two powerful rallies of greater than 15% as measured by the Standard & Poor's 500 Index (S&P 500), offset partially by a decline of almost 16% and several other smaller reversals. The rallies, in our opinion, were fueled by strengthening corporate profits, accommodative monetary policy, a forward look to the mid-term elections, and a number of economic indicators showing that the nascent economic recovery is continuing to gain momentum. The declines appear to have been caused by concerns over the Eurozone's sovereign debt and banking industry issues, fears of slowing Chinese economic growth, and a possible double dip in the U.S. economy. Overall, with the S&P 500 returning 15.06% for the year, the substantial liquidity available in the markets, combined with the powerful rally in corporate profits, appears to have overcome the fears of economic weakness.

PERFORMANCE ANALYSIS
The net asset value ("NAV") total return1 of the Fund for the year ending December 31, 2010 was 15.50% and the market value total return1 of the Fund was 16.37%. Both these returns were inclusive of dividends paid during the period covered by this report. During this time period, the S&P 500 and the BXM Index2 returned 15.06% and 5.86%, respectively. While volatility in the market has declined significantly over the last two years, the Fund continued to take advantage of volatility in the market where it could and sold call options on a significant percentage of the Fund's holdings. This supplemented the dividend stream and provided support to the Fund's performance. We continue to believe the strategy of combining high dividend-paying stocks and an option overwrite program is an excellent long-term strategy.

Similar to last year, two major contributors to the performance of the S&P 500 during the twelve-month period were lower quality and smaller capitalization stocks - although to a much lesser extent than the previous year. A Bank of America Merrill Lynch study showed that for the year stocks with quality rankings of B or lower outperformed the S&P 500 by ten percentage points. The impact of market capitalization on 2010 market returns can be seen in the fact that the equally-weighted S&P 500 returned (on a price-only basis) seven percentage points more than the capitalization-weighted S&P 500 during the year. The Fund's portfolio has been, and will continue to be, focused in higher quality, large capitalization dividend-paying stocks. Due to strong sector allocation and stock selection, the Fund was able to overcome the headwinds discussed above and outperform the S&P 500 by almost 0.50% for the twelve-month period. From a portfolio holdings standpoint, the weakest relative performance versus the S&P 500 came from lagging stock selection in the Technology and Healthcare sectors and underweighting the Automobile and Components sub-group. Positive contributors to the Fund's portfolio performance versus the S&P 500 during 2010 were the Financials, Consumer Discretionary, Materials and Industrials sectors. The outperformance in the first three groups was driven by the Fund's good stock selection while outperformance in the Industrials sector was driven by both an overweight allocation to the sector and strong stock selection. In addition, as the global economy continued to recover, positions in high-quality industrial companies were added to the portfolio, the timing of which benefited relative performance.



--------------------
(1) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(2) The CBOE S&P 500 BuyWrite Index (BXM) is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term, at the money S&P 500 Index (SPXSM) call option.

--------------------------------------------------------------------------------
                        Portfolio Commentary - Continued
--------------------------------------------------------------------------------

MARKET AND FUND OUTLOOK
The S&P 500 had one of its strongest Decembers in history, up 6.5% on data showing healthy retail sales during the holiday shopping season. The December rally capped off a second straight strong year for the stock market. This left the S&P 500 at levels last seen just prior to Lehman's collapse and up just under 86% from its March 9, 2009 closing low. As the stock market is a forward looking indicator, it appears to be pointing to a continuation of the economic recovery. In general, we are in agreement and we believe that the economy will be on better footing in 2011. In our opinion, this improvement will come from, among other things, continued low interest rates, continued global economic improvement, a slow return to job growth, and a steep yield curve helping the banking industry. The main question for investors is: will this economic recovery be sustainable or will rising commodity prices, large governmental budget deficits, possible rising interest rates, and a possible double-dip in housing derail the modest economic growth we have seen over the last year? While we are positively inclined towards both the economy and stock market in the upcoming year, with the market at levels last seen in September 2008, and with the sizeable unresolved questions listed above, we are prepared to react as the outlook changes. We will continue to manage the portfolio with the dual objectives of earning dividend income and options gains while seeking capital appreciation opportunities over the market cycle.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2010


   Shares                     Description                               Value
------------   --------------------------------------------------  -------------
COMMON STOCKS - 92.1%

               AEROSPACE & DEFENSE - 3.9%
      75,900   Honeywell International, Inc. (b).................  $   4,034,844
      40,000   Raytheon Co. .....................................      1,853,600
      55,000   United Technologies Corp. ........................      4,329,600
                                                                   _____________
                                                                      10,218,044
                                                                   _____________
               AIR FREIGHT & LOGISTICS - 1.4%
      50,000   United Parcel Service, Inc., Class B .............      3,629,000
                                                                   _____________

               BEVERAGES - 5.0%
      80,000   Coca-Cola (The) Co. ..............................      5,261,600
      34,800   Diageo PLC, ADR ..................................      2,586,684
      80,000   PepsiCo, Inc. ....................................      5,226,400
                                                                   _____________
                                                                      13,074,684
                                                                   _____________

               CAPITAL MARKETS - 6.0%
      56,300   Ameriprise Financial, Inc. (c)....................      3,240,065
     320,000   Apollo Investment Corp. ..........................      3,542,400
      14,000   BlackRock, Inc. ..................................      2,668,120
      80,000   Horizon Technology Finance Corp. .................      1,156,000
     160,000   Invesco, Ltd. ....................................      3,849,600
      60,000   Solar Capital, Ltd. ..............................      1,486,800
                                                                   _____________
                                                                      15,942,985
                                                                   _____________
               CHEMICALS - 4.9%
     100,000   Dow Chemical (The) Co. (b)........................      3,414,000
      90,000   E.I. Du Pont de Nemours & Co. (b) ................      4,489,200
      60,000   PPG Industries, Inc. .............................      5,044,200
                                                                   _____________
                                                                      12,947,400
                                                                   _____________

               COMMERCIAL SERVICES & SUPPLIES - 0.8%
      55,000   Waste Management, Inc. ...........................      2,027,850
                                                                   _____________

               COMMUNICATIONS EQUIPMENT - 1.9%
     245,200   Cisco Systems, Inc. (d)...........................      4,960,396
                                                                   _____________

               COMPUTERS & PERIPHERALS - 4.7%
     117,000   Hewlett-Packard Co. ..............................      4,925,700
      50,000   International Business Machines Corp. ............      7,338,000
                                                                   _____________
                                                                      12,263,700
                                                                   _____________

               DIVERSIFIED FINANCIAL SERVICES - 3.6%
     147,000   JPMorgan Chase & Co. .............................      6,235,740
     110,000   NYSE Euronext ....................................      3,297,800
                                                                   _____________
                                                                       9,533,540
                                                                   _____________

               DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
      62,100   AT&T, Inc. .......................................      1,824,498
     113,005   Frontier Communications Corp. ....................      1,099,539
     130,000   Verizon Communications, Inc. .....................      4,651,400
                                                                   _____________
                                                                       7,575,437
                                                                   _____________


Page 6                    See Notes to Financial Statements




FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2010


   Shares                     Description                               Value
------------   --------------------------------------------------  -------------

COMMON STOCKS - (CONTINUED)

               ELECTRIC UTILITIES - 1.1%
      79,100   Southern Co. .....................................  $   3,023,993
                                                                   _____________

               ELECTRICAL EQUIPMENT - 1.5%
      69,100   Emerson Electric Co. .............................      3,950,447
                                                                   _____________

               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
      40,000   Tyco Electronics, Ltd. ...........................      1,416,000
                                                                   _____________

               FOOD & STAPLES RETAILING - 1.3%
      40,000   CVS Caremark Corp. ...............................      1,390,800
      70,000   Sysco Corp. ......................................      2,058,000
                                                                   _____________
                                                                       3,448,800
                                                                   _____________
               FOOD PRODUCTS - 0.6%
      50,000   Kraft Foods, Inc., Class A .......................      1,575,500
                                                                   _____________

               HOTELS, RESTAURANTS & LEISURE - 1.9%
      50,000   Carnival Corp. (b)................................      2,305,500
      35,000   McDonald's Corp. .................................      2,686,600
                                                                   _____________
                                                                       4,992,100
                                                                   _____________
               INDUSTRIAL CONGLOMERATES - 2.4%
      40,000   3M Co. (b)........................................      3,452,000
     150,000   General Electric Co. .............................      2,743,500
                                                                   _____________
                                                                       6,195,500
                                                                   _____________
               INSURANCE - 3.7%
     120,000   Lincoln National Corp. ...........................      3,337,200
      85,000   MetLife, Inc. ....................................      3,777,400
      45,000   Prudential Financial, Inc. .......................      2,641,950
                                                                   _____________
                                                                       9,756,550
                                                                   _____________
               IT SERVICES - 0.8%
      44,000   Accenture PLC ....................................      2,133,560
                                                                   _____________

               LEISURE EQUIPMENT & PRODUCTS - 1.1%
     110,000   Mattel, Inc. .....................................      2,797,300
                                                                   _____________

               LIFE SCIENCES TOOLS & SERVICES - 0.6%
      37,000   Agilent Technologies, Inc. (d)....................      1,532,910
                                                                   _____________

               MACHINERY - 2.0%
      55,000   Caterpillar, Inc. (c).............................      5,151,300
                                                                   _____________

               MARINE - 1.2%
      50,000   Nordic American Tanker Shipping, Ltd. ............      1,301,000
     150,000   Seaspan Corp. ....................................      1,863,000
                                                                   _____________
                                                                       3,164,000
                                                                   _____________
               MEDIA - 0.9%
     200,000   Regal Entertainment Group, Class A ...............      2,348,000
                                                                   _____________

               MULTILINE RETAIL - 3.5%
     120,000   J.C. Penney Co., Inc. (b).........................      3,877,200


                        See Notes to Financial Statements                 Page 7




FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2010


   Shares                     Description                               Value
------------   --------------------------------------------------  -------------

COMMON STOCKS - (CONTINUED)

               MULTILINE RETAIL - (CONTINUED)
      90,000   Target Corp. .....................................  $   5,411,700
                                                                   _____________
                                                                       9,288,900
                                                                   _____________

               OIL, GAS & CONSUMABLE FUELS - 8.3%
      40,000   Chevron Corp. ....................................      3,650,000
     120,000   Exxon Mobil Corp. ................................      8,774,400
      96,600   Occidental Petroleum Corp. .......................      9,476,460
                                                                   _____________
                                                                      21,900,860
                                                                   _____________
               PAPER & FOREST PRODUCTS - 1.0%
     100,000   International Paper Co. ..........................      2,724,000
                                                                   _____________

               PERSONAL PRODUCTS - 1.3%
     120,000   Avon Products, Inc. ..............................      3,487,200
                                                                   _____________
               PHARMACEUTICALS - 7.4%
      80,000   Abbott Laboratories ..............................      3,832,800
     260,000   Bristol-Myers Squibb Co. (b)......................      6,884,800
     100,000   Merck & Co., Inc. ................................      3,604,000
     300,000   Pfizer, Inc. .....................................      5,253,000
                                                                   _____________
                                                                      19,574,600
                                                                   _____________
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
       3,400   Annaly Capital Management, Inc. ..................         60,928
     250,000   MFA Mortgage Investments, Inc. ...................      2,040,000
      60,000   ProLogis (c)......................................        866,400
                                                                   _____________
                                                                       2,967,328
                                                                   _____________
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
     335,000   Intel Corp. ......................................      7,045,050
     120,000   Microchip Technology, Inc. .......................      4,105,200
                                                                   _____________
                                                                      11,150,250
                                                                   _____________

               SOFTWARE - 3.3%
     200,000   Microsoft Corp. ..................................      5,584,000
     100,000   Oracle Corp. (b)..................................      3,130,000
                                                                   _____________
                                                                       8,714,000
                                                                   _____________

               SPECIALTY RETAIL - 2.7%
      60,000   Best Buy Co., Inc. ...............................      2,057,400
     100,000   Limited Brands, Inc. .............................      3,073,000
      90,000   Staples, Inc. ....................................      2,049,300
                                                                   _____________
                                                                       7,179,700
                                                                   _____________
               THRIFTS & MORTGAGE FINANCE - 0.6%
     120,000   People's United Financial, Inc. ..................      1,681,200
                                                                   _____________

               TOBACCO - 2.6%
     160,000   Altria Group, Inc. ...............................      3,939,200
      50,000   Philip Morris International, Inc. ................      2,926,500
                                                                   _____________
                                                                       6,865,700
                                                                   _____________


Page 8                     See Notes to Financial Statements




FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2010

  Shares/
   Units                      Description                               Value
------------   --------------------------------------------------  -------------

COMMON STOCKS - (CONTINUED)

               WATER UTILITIES - 0.7%
      74,200   American Water Works Co., Inc. ...................  $   1,876,518
                                                                   _____________

               WIRELESS TELECOMMUNICATION SERVICES - 0.7%
      67,000   Vodafone Group PLC, ADR ..........................      1,770,810
                                                                   _____________
               TOTAL COMMON STOCKS ..............................    242,840,062
                                                                   _____________
               (Cost $232,954,067)


MASTER LIMITED PARTNERSHIPS - 4.7%

               OIL, GAS & CONSUMABLE FUELS - 4.7%
      80,000   Copano Energy, LLC ...............................      2,700,000
      90,000   Energy Transfer Partners, L.P. ...................      4,663,800
      40,000   Enterprise Products Partners, L.P. ...............      1,664,400
      60,000   Magellan Midstream Partners, L.P. ................      3,390,000
                                                                   _____________
               Total Master Limited Partnerships ................     12,418,200
                                                                   _____________
               (Cost $7,152,175)

EXCHANGE-TRADED FUNDS - 2.8%

               CAPITAL MARKETS - 2.8%
     264,200   SPDR KBW Bank ETF (b).............................      6,845,422
       5,000   SPDR S&P 500 ETF Trust ...........................        628,900
                                                                   _____________
               Total Exchange-Traded Funds ......................      7,474,322
                                                                   _____________
               (Cost $4,548,862)

CONVERTIBLE PREFERRED SECURITIES - 0.2%

               AUTOMOBILES - 0.2%
       7,500   General Motors Co., 4.75% ........................        405,825
                                                                   _____________
               Total Convertible Preferred Securities ...........        405,825
                                                                   _____________
               (Cost $375,000)

               TOTAL INVESTMENTS - 99.8% ........................    263,138,409
                                                                   _____________
               (Cost $245,030,104) (e)


 Number of
 Contracts                  Description                                 Value
------------   --------------------------------------------------  -------------

CALL OPTIONS WRITTEN - (0.5%)
               3M Co. Call
         200 @ 90 due January 11.................................         (5,200)
                                                                   _____________

               Ameriprise Financial, Inc. Call
         563 @ 60 due January 11.................................        (22,520)
                                                                   _____________

               Bristol-Myers Squibb Co. Call
         500 @ 27 due January 11.................................         (5,500)
                                                                   _____________


                           See Notes to Financial Statements              Page 9




FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2010


 Number of
 Contracts                  Description                                 Value
------------   --------------------------------------------------  -------------

CALL OPTIONS WRITTEN - (CONTINUED)

               Carnival Corp. Call
         400 @ 47 due January 11................................   $     (30,000)
                                                                   _____________

               Caterpillar, Inc. Call
         550 @ 95 due January 11................................         (73,150)
                                                                   _____________

               Dow Chemical (The) Co. Call
         500 @ 36 due January 11.................................         (9,500)
                                                                   _____________

               E.I. Du Pont. Call
         300 @ 50 due January 11.................................        (24,600)
                                                                   _____________

               Honeywell International, Inc. Call
         300 @ 55 due January 11.................................         (9,300)
                                                                   _____________

               J.C. Penney Co., Inc. Call
         300 @ 36 due January 11.................................         (4,800)
                                                                   _____________

               Oracle Corp. Call
         250 @ 33 due January 11.................................         (2,500)
                                                                   _____________

               ProLogis Call
         600 @ 15 due January 11.................................        (12,000)
                                                                   _____________

               S&P 500 Index Call (f)
       1,000 @ 1275 due January 11...............................     (1,000,000)
                                                                   _____________

               SPDR KBW Bank ETF Call
       1,000 @ 26 due January 11.................................        (62,500)
                                                                   _____________

               TOTAL CALL OPTIONS WRITTEN .......................     (1,261,570)
                                                                   _____________
               (Premiums received $1,054,558)

               NET OTHER ASSETS AND LIABILITIES - 0.7% ..........      1,737,609
                                                                   _____________
               NET ASSETS - 100.0% ..............................  $ 263,614,448
                                                                   =============

___________________
(a)   All percentages shown in the Portfolio of Investments are based on net assets.

(b) Call options were written on a portion of the common stock position and are fully covered by the common stock position.

(c) Call options were written on this entire common stock position and are fully covered by the common stock position.

(d)   Non-income producing security.

(e) Aggregate cost for federal income tax purposes is $246,962,068. As of December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,814,590 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,638,249.

(f) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options on individual equity securities held in the Fund's portfolio.

ADR   American Depositary Receipt


Page 10                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2010


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                           ASSETS TABLE

                                                                                          LEVEL 2           LEVEL 3
                                                   TOTAL               LEVEL 1          SIGNIFICANT       SIGNIFICANT
                                                  VALUE AT             QUOTED           OBSERVABLE       UNOBSERVABLE
                                                 12/31/2010            PRICES             INPUTS            INPUTS
                                              _________________   _________________  _________________ _________________
Common Stocks*...........................       $242,840,062        $242,840,062     $         --        $         --
Master Limited Partnerships*.............         12,418,200          12,418,200               --                  --
Exchange-Traded Funds*...................          7,474,322           7,474,322               --                  --
Convertible Preferred Securities*........            405,825             405,825               --                  --
                                              _________________   _________________  _________________ _________________

TOTAL INVESTMENTS........................       $263,138,409        $263,138,409     $         --        $         --
                                              =================   =================  ================= =================


                                                      LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                   TOTAL               LEVEL 1          SIGNIFICANT       SIGNIFICANT
                                                  VALUE AT             QUOTED           OBSERVABLE       UNOBSERVABLE
                                                 12/31/2010            PRICES             INPUTS            INPUTS
                                              _________________   _________________  _________________ _________________

Call Options Written.....................      $  (1,261,570)      $  (1,261,570)    $         --        $         --
                                              =================   =================  ================= =================


*See the Portfolio of Investments for industry breakdown.


                    See Notes to Financial Statements                    Page 11

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2010


ASSETS:
Investments, at value
   (Cost $245,030,104).........................................................................    $  263,138,409
Cash ..........................................................................................         1,606,011
Prepaid expenses...............................................................................            11,954
Receivables:
    Dividends..................................................................................           469,967
    Interest...................................................................................               189
                                                                                                   ______________
       Total Assets............................................................................       265,226,530
                                                                                                   ==============

LIABILITIES:
Options written, at value (Premiums received $1,054,558).......................................         1,261,570
Payables:
    Investment advisory fees...................................................................           223,183
    Audit and tax fees.........................................................................            44,200
    Printing fees..............................................................................            36,362
    Administrative fees........................................................................            20,074
    Legal fees.................................................................................            12,450
    Custodian fees.............................................................................            10,398
    Transfer agent fees........................................................................             2,583
    Trustees' fees and expenses................................................................                34
Other liabilities..............................................................................             1,228
                                                                                                   ______________
       Total Liabilities.......................................................................         1,612,082
                                                                                                   ______________
NET ASSETS.....................................................................................    $  263,614,448
                                                                                                   ==============

NET ASSETS CONSIST OF:
Paid-in capital................................................................................    $  331,404,201
Par value......................................................................................           199,732
Accumulated net investment income (loss).......................................................           499,073
Accumulated net realized gain (loss) on investments and written options transactions...........       (86,389,851)
Net unrealized appreciation (depreciation) on investments and written options..................        17,901,293
                                                                                                   ______________
NET ASSETS.....................................................................................    $  263,614,448
                                                                                                   ==============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...........................    $       13.20
                                                                                                   ==============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        19,973,164
                                                                                                   ==============


Page 12                             See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010


INVESTMENT INCOME:
Dividends......................................................................................     $   7,824,487
Interest.......................................................................................             1,463
                                                                                                    _____________
       Total investment income.................................................................         7,825,950
                                                                                                    _____________
EXPENSES:
Investment advisory fees.......................................................................         2,485,660
Administrative fees............................................................................           226,299
Printing fees..................................................................................           115,230
Custodian fees.................................................................................            52,947
Audit and tax fees.............................................................................            44,215
Legal fees.....................................................................................            43,670
Trustees' fees and expenses....................................................................            39,662
Transfer agent fees............................................................................            34,916
Other..........................................................................................            64,542
                                                                                                    _____________
       Total expenses..........................................................................         3,107,141
                                                                                                    _____________
NET INVESTMENT INCOME (LOSS)...................................................................         4,718,809
                                                                                                    _____________
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments................................................................................         4,348,977
    Written option transactions (a)............................................................           913,389
                                                                                                    _____________
Net realized gain (loss).......................................................................         5,262,366
                                                                                                    _____________
Net change in unrealized appreciation (depreciation) on:
    Investments................................................................................        25,720,085
    Written options held (a)...................................................................          (558,436)
                                                                                                    _____________
Net change in unrealized appreciation (depreciation)...........................................        25,161,649
                                                                                                    _____________
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................        30,424,015
                                                                                                    _____________
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...............................     $  35,142,824
                                                                                                    =============


(a) Primary risk exposure is equity option contracts.


                      See Notes to Financial Statements                  Page 13

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             YEAR            YEAR
                                                                                             ENDED           ENDED
                                                                                          12/31/2010      12/31/2009
                                                                                         ------------    ------------
OPERATIONS:
Net investment income (loss)........................................................     $   4,718,809   $   3,977,623
Net realized gain (loss)............................................................         5,262,366     (55,181,310)
Net change in unrealized appreciation (depreciation)................................        25,161,649      93,750,564
                                                                                         _____________   _____________
Net increase (decrease) in net assets resulting from operations.....................        35,142,824      42,546,877
                                                                                         _____________   _____________

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................................       (11,824,976)     (3,797,356)
Net realized gain...................................................................                --              --
Return of capital...................................................................        (5,751,408)    (15,376,882)
                                                                                         _____________   _____________
Total distributions to shareholders.................................................       (17,576,384)    (19,174,238)
                                                                                         _____________   _____________
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested..............................................                --              --
                                                                                         _____________   _____________
Net increase (decrease) in net assets resulting from capital transactions...........                --              --
                                                                                         _____________   _____________

Total increase (decrease) in net assets.............................................        17,566,440      23,372,639

NET ASSETS:
Beginning of period.................................................................       246,048,008     222,675,369
                                                                                         _____________   _____________
End of period.......................................................................     $ 263,614,448   $ 246,048,008
                                                                                         =============   =============

Accumulated net investment income (loss) at end of period...........................     $     499,073   $     187,549
                                                                                         =============   =============

CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period................................................        19,973,164      19,973,164
Common Shares issued as reinvestment under the Dividend Reinvestment Plan...........                --              --
                                                                                         _____________   _____________
Common Shares at end of period......................................................        19,973,164      19,973,164
                                                                                         =============   =============


Page 14                          See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      YEAR         YEAR           YEAR          YEAR          YEAR
                                                      ENDED        ENDED          ENDED         ENDED         ENDED
                                                   12/31/2010   12/31/2009     12/31/2008  12/31/2007 (a)  12/31/2006
                                                   ----------   ----------     ----------  --------------  ----------
 Net asset value, beginning of period........      $   12.32    $   11.15      $   18.38     $    18.65    $   18.99
                                                   _________    _________      _________     __________    _________
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)................           0.24         0.20           0.42           0.14         0.02
 Net realized and unrealized gain (loss) ....           1.52         1.93          (6.05)          1.24         1.24
                                                   _________    _________      _________     __________    _________
 Total from investment operations............           1.76         2.13          (5.63)          1.38         1.26
                                                   _________    _________      _________     __________    _________
 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Net investment income.......................          (0.59)       (0.19)         (0.43)         (0.14)       (0.02)
 Net realized gain ..........................             --           --          (0.10)         (1.51)       (1.58)
 Return of capital...........................          (0.29)       (0.77)         (1.07)            --           --
                                                   _________    _________      _________     __________    _________
 Total from distributions ...................          (0.88)       (0.96)         (1.60)         (1.65)       (1.60)
                                                   _________    _________      _________     __________    _________
 Net asset value, end of period..............      $   13.20    $   12.32      $   11.15     $    18.38    $   18.65
                                                   =========    =========      =========     ==========    =========

 Market value, end of period.................      $   12.63    $   11.70      $    8.85     $    16.14    $   18.41
                                                   =========    =========      =========     ==========    =========

 TOTAL RETURN BASED ON NET ASSET VALUE (b) ..          15.50%       22.24%        (30.54)%         8.19%        7.09%
                                                   =========    =========      =========     ==========    =========

 TOTAL RETURN BASED ON MARKET VALUE (b) .....          16.37%       46.26%        (37.22)%        (3.76)%      17.26%
                                                   =========    =========      =========     ==========    =========
-----------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's).......       $ 263,614    $ 246,048      $ 222,675     $  367,009    $ 372,576
 Ratio of total expenses to average net assets          1.25%        1.34%          1.31%          1.21%        1.24%
 Ratio of net investment income (loss) to average
   net assets................................           1.90%        1.80%          2.80%          0.76%        0.13%
 Portfolio turnover rate.....................             41%          74%           121%           174%         131%
-----------------------------------------------


(a) On September 14, 2007, Chartwell Investment Partners, L.P. became the sub-advisor to the Fund.

(b) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.


                   See Notes to Financial Statements                   Page 15

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                               DECEMBER 31, 2010

                              1. FUND DESCRIPTION

First Trust Enhanced Equity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of non-U.S. issuers, in each case that are traded on U.S. securities exchanges, and on an ongoing and consistent basis writes (sells) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

       Common stocks, MLPs, exchange-traded funds and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

       Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

       Securities traded in the over-the-counter market are valued at their closing bid prices.

       Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:


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Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                               DECEMBER 31, 2010

   1) the type of security;
   2) the size of the holding;
   3) the initial cost of the security;
   4) transactions in comparable securities;
   5) price quotes from dealers and/or pricing services;
   6) relationships among various securities;
   7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
   8) an analysis of the issuer's financial statements; and
   9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

   1) the value of similar foreign securities traded on other foreign markets;
   2) ADR trading of similar securities;
   3) closed-end fund trading of similar securities;
   4) foreign currency exchange activity;
   5) the trading prices of financial products that are tied to baskets of foreign securities;
   6) factors relating to the event that precipitated the pricing problem;
   7) whether the event is likely to recur; and
   8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

  o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
  o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
                o   Quoted prices for similar securities in active markets.
                o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
                o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
                o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
  o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of December 31, 2010, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received, for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Fund's Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the

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--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                               DECEMBER 31, 2010

options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as "Net realized gain (loss) on written option transactions" on the Statement of Operations.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. Over-the-counter ("OTC") options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including amortization of premiums and accretion of discounts.

The Fund may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such MLP or REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the MLPs or REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the MLPs or REITs after their tax reporting periods conclude.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. Permanent differences incurred during the tax year ended December 31, 2010, resulting in book and tax accounting differences, have been reclassified at year end to reflect an increase in accumulated net investment income (loss) of $7,417,691, a decrease in accumulated net realized gain (loss) on investments and written option transactions of $708,873 and a decrease to paid-in capital of $6,708,818. Net assets were not affected by this reclassification.

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--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                               DECEMBER 31, 2010

The tax character of distributions paid during the fiscal year ended December 31, 2010 and December 31, 2009 was as follows:

Distributions paid from:                                 2010        2009
Ordinary income.................................... $ 11,824,976    $ 3,797,356
Long-term capital gain.............................           --             --
Return of capital..................................    5,751,408     15,376,882

As of December 31, 2010, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income....................  $           --
Undistributed capital gains......................              --
                                                   --------------
Total undistributed earnings.....................              --
Accumulated capital and other losses.............     (77,633,872)
Net unrealized appreciation (depreciation).......      16,236,329
                                                   --------------
Total accumulated earnings (losses)..............     (61,397,543)
Other............................................      (6,591,942)
Paid-in capital..................................     331,603,933
                                                   --------------
Net assets.......................................  $  263,614,448
                                                   ==============

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward for eight years following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2010, the Fund had a capital loss carryforward for federal income tax purposes of $77,633,872 as follows:

     EXPIRATION DATE            AMOUNT
     December 31, 2016      $  8,032,997
     December 31, 2017      $ 69,600,875

During the taxable year ended December 31, 2010, the Fund utilized capital loss carryforwards in the amount of $6,992,065.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2007, 2008, 2009 and 2010 remain open to federal and state audit. As of December 31, 2010, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 effective for tax years beginning after December 22, 2010. Management is currently evaluating the impact the Act will have on future financial statement disclosures.

F. EXPENSES:

The Fund will pay all expenses directly related to its operations.

G. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund's financial statement disclosures, if any.

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Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                               DECEMBER 31, 2010

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets (the average daily total asset value of the Fund minus the sum of the Fund's liabilities, including the value of call options written (sold)).

Chartwell manages the Fund's portfolio subject to First Trust's supervision. Chartwell receives a monthly portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

James A. Bowen, the President of First Trust, on October 12, 2010, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). The consummation of the Transaction was deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreement and resulted in the automatic termination of the agreements. The Transaction did not impact the day-to-day operations of the Fund.

The Board of Trustees of the Fund approved an interim investment management agreement with First Trust and an interim investment sub-advisory agreement, which were entered into effective upon the closing of the Transaction and were effective for a maximum period of 150 days. A new investment management agreement with First Trust and a new investment sub-advisory agreement were approved by the Board of Trustees of the Fund and were submitted to shareholders of the Fund as of the record date (September 30, 2010) to take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment management agreement and the new investment sub-advisory agreement was held on December 20, 2010, at which time the new investment management agreement and new investment sub-advisory agreement were approved by the Fund's shareholders. Until December 20, 2010, advisory fees payable to First Trust and Chartwell were held in escrow. See Submission of Matters to a Vote of Shareholders, in the Additional Information section of this report, for the results.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustee") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2010 were $100,845,882 and $112,515,814, respectively.

Written option activity for the Fund was as follows:

                                                      NUMBER
                                                        OF
WRITTEN OPTIONS                                      CONTRACTS      PREMIUMS
                                                   -------------- -------------
Options outstanding at December 31, 2009...........     24,445    $  2,227,651
Options written....................................    240,951      25,362,448
Options expired....................................   (130,244)    (11,278,573)
Options exercised..................................    (13,995)       (693,617)
Options closed ....................................   (114,694)    (14,563,351)
                                                     ---------    ------------
Options outstanding at December 31, 2010...........      6,463    $  1,054,558
                                                     =========    ============

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                               DECEMBER 31, 2010

                               5. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             6. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

EQUITY SECURITIES RISK: The Fund invests in equity securities. An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur.

OPTION RISK: The Fund may write (sell) covered call options on all or a portion of the equity securities held in the Fund's portfolio as determined to be appropriate by the Fund's Sub-Advisor, consistent with the Fund's investment objective. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which can not be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

INDUSTRY RISK: The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry. If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy. Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.

INCOME RISK: Net investment income paid by the Fund to its Common Shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund's portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels. The Fund cannot assure as to what percentage of the distributions paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. A related risk is that there may be difficulty in obtaining or enforcing a court judgment abroad.

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--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                               DECEMBER 31, 2010

                              7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST ENHANCED EQUITY INCOME FUND:

We have audited the accompanying statement of assets and liabilities of First Trust Enhanced Equity Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2010, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Enhanced Equity Income Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2011

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                         DECEMBER 31, 2010 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

   (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

   (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                         DECEMBER 31, 2010 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the NYSE Listed Company Manual, the Fund's President has certified to the NYSE that, as of June 14, 2010, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Form N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer to the Fund's public disclosure in such reports and that are required by Rule 30a-2 under the 1940 Act.

                                TAX INFORMATION

Of the ordinary income (including short-term capital gain, if applicable), distributions made by the Fund during the year ended December 31, 2010, 4.05% qualified for the corporate dividends received deduction available to corporate shareholders. The Fund hereby designates as qualified dividend income 4.81% of its ordinary income distributions (including short-term capital gain, if applicable), for the year ended December 31, 2010.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Strategic High Income Fund III, First Trust Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund was held on April 14, 2010. At the Annual Meeting, Trustees James A. Bowen and Niel B. Nielson were elected by the Common Shareholders of the First Trust Enhanced Equity Income Fund as Class III Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2013. The number of votes cast in favor of Mr. Bowen was 17,536,210, the number of votes against was 313,173 and the number of abstentions was 2,123,780. The number of votes cast in favor of Mr. Nielson was 17,538,579, the number of votes against was 310,804 and the number of abstentions was 2,123,780. Richard E. Erickson, Thomas R. Kadlec and Robert F. Keith are the other current and continuing Trustees.

A special meeting of shareholders of the Fund was held on December 20, 2010. At the meeting, shareholders approved a new investment management agreement between the Fund and First Trust and a new investment sub-advisory agreement between the Fund, First Trust and Chartwell. 10,221,520 (51.13%) of the outstanding voting securities were voted at the meeting. The number of votes cast in favor of the new investment management agreement was 9,317,640, the number of votes against was 262,416, and the number of abstentions was 631,464. The number of votes cast in favor of the new investment sub-advisory agreement was 9,300,492, the number of votes against was 289,235 and the number of abstentions was 621,793. The terms of the new investment management agreement and new investment sub-advisory agreement are substantially similar to the terms of the previous agreements.

               INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Board Considerations Regarding Approval of Investment Management and Sub-Advisory Agreements

The Board of Trustees of First Trust Enhanced Equity Income Fund (the "Fund"), including the Independent Trustees, approved the Interim Investment Management Agreement and the New Investment Management Agreement (collectively, the "Advisory Agreements") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Interim Investment Sub-Advisory Agreement and New Investment Sub-Advisory Agreement (collectively, the "Sub-Advisory Agreements" and together with the Advisory Agreements, the "Agreements") among the Fund, the Advisor and Chartwell Investment Partners (the "Sub-Advisor"), at a meeting held on September 20, 2010. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements are in the best interests of the

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                         DECEMBER 31, 2010 (UNAUDITED)

Fund. The Board also determined that it believes that the scope and quality of services to be provided to the Fund under the Agreements will be at least equivalent to the scope and quality of services provided under the current Investment Management Agreement with the Advisor and the current Investment Sub-Advisory Agreement among the Fund, the Advisor and the Sub-Advisor (collectively, the "Original Agreements").

On August 25, 2010, the Independent Trustees were informed that James A. Bowen, the President of the Advisor and a Trustee and Chairman of the Board of the Fund, had entered into an agreement to acquire 100% of the common stock of The Charger Corporation, the general partner of the Advisor (the "Transaction"), the consummation of which would constitute a "change of control" of the Advisor and would result in the "assignment" and termination of the current Investment Management Agreement and may also result in the "assignment" and termination of the current Investment Sub-Advisory Agreement pursuant to their terms and in accordance with Section 15 of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 31, 2010, counsel to the Independent Trustees forwarded to Mr. Bowen and the Advisor a request for information regarding the Transaction. In anticipation of the consummation of the Transaction, the Board at its meeting held on September 20, 2010, considered the information provided by Mr. Bowen and the Advisor in response to the Independent Trustees' request for information and considered the approval of the Agreements.

To reach its determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In connection with its deliberations regarding the Agreements, the Board noted the Advisor's representation that apart from their effective and termination dates and any provisions of the Interim Investment Management Agreement and Interim Investment Sub-Advisory Agreement required by Rule 15a-4 under the 1940 Act, the Advisory Agreements and Sub-Advisory Agreements were the same in all material respects as the Original Agreements. The Board noted that it had recently considered the Advisor's and Sub-Advisor's capabilities and the terms of the Original Agreements at a meeting held on March 21-22, 2010 and had determined to renew the Original Agreements for an additional one-year term (the "2010 Renewal"). The Board considered that in connection with the 2010 Renewal, it had received a report from each of the Advisor and the Sub-Advisor that, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged by investment advisors and sub-advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. Prior to the September meeting, the Advisor represented to the Board that there had been no material changes to the information provided in March 2010 and that the Board could continue to rely on such information. In addition, the Sub-Advisor represented to the Board that, except for updates to its Form ADV and financial statements, there had been no material changes to the information provided in March 2010 and that the Board could continue to rely on such information.

Because the Board determined that any differences between the Original Agreements and the Agreements were immaterial, the Board determined that much of its previous analysis in connection with the 2010 Renewal applied to its review and consideration of the Agreements. Accordingly, the Board took note of such prior analysis and supplemented it with the additional considerations noted below. The Independent Trustees also met separately with their independent legal counsel to discuss the Transaction and their consideration of the Agreements.

In reviewing the Agreements, the Board considered the nature, quality and extent of services to be provided by the Advisor and the Sub-Advisor under the Agreements. The Board noted that the Transaction was not expected to result in any changes to the personnel of the Advisor and Sub-Advisor responsible for providing services to the Fund. The Board also considered the representations of both the Advisor and the Sub-Advisor that there will be no diminution in services provided under the Agreements. In light of the information presented and the considerations made at the September meeting, including the considerations made in connection with the 2010 Renewal, the Board concluded that the nature, quality and extent of services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the advisory and sub-advisory fees payable under the Agreements, noting that they would be the same as the fees payable under the Original Agreements. The Board considered that in connection with the 2010 Renewal it had reviewed the advisory fees charged by the Advisor to similar funds and other non-fund clients, and had noted that the Advisor does not provide advisory services to other clients with investment objectives and policies similar to the Fund's. The Board also considered that it had reviewed information provided by the Sub-Advisor as to the fees it charges to other similar clients, noting that the sub-advisory fee is lower than the fees charged by the Sub-Advisor to another closed-end fund with similar investment strategies to which it provides advisory services. The Board also considered performance information for the Fund, including the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance and portfolio risk on an ongoing basis. In light of the

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                         DECEMBER 31, 2010 (UNAUDITED)

information presented on the fees and performance of the Fund and the considerations made at the September meeting, including the considerations made in connection with the 2010 Renewal, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee continues to reflect an appropriate level of sharing of any economies of scale at current asset levels. The Board noted that in connection with the 2010 Renewal it had reviewed the costs of the services provided and profits realized by the Advisor from serving as investment manager to the Fund for the twelve months ended December 31, 2009. The Board considered its prior conclusion that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund. The Board considered whether the Advisor derives any ancillary benefits from its relationship with the Fund and noted that the typical fall out benefits to the Advisor such as soft dollars are not present. The Board noted that the Advisor will receive compensation from the Fund for providing fund reporting services. The Board concluded that any other fall out benefits received by the Advisor or its affiliates would appear to be limited.

The Board considered the Sub-Advisor's representation in connection with the 2010 Renewal that the Sub-Advisor had continually reinvested its capital to build a large, experienced group of professionals to serve its clients, including the Fund. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board considered the fall-out benefits realized by the Sub-Advisor from its relationship with the Fund, including soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
Board of Trustees and Officers
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                         DECEMBER 31, 2010 (UNAUDITED)


                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                THE FIRST          OTHER
                                                                                                  TRUST       TRUSTEESHIPS OR
         NAME, ADDRESS,             TERM OF OFFICE                                            FUND COMPLEX     DIRECTORSHIPS
        DATE OF BIRTH AND           AND LENGTH OF            PRINCIPAL OCCUPATIONS             OVERSEEN BY        HELD BY
     POSITION WITH THE FUND           SERVICE(2)              DURING PAST 5 YEARS                TRUSTEE          TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                      INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Richard E. Erickson, Trustee        o Three Year     Physician; President, Wheaton                 67             None
c/o First Trust Advisors L.P.         Term           Orthopedics; Co-owner and Co-Director
120 E. Liberty Drive,                                (January 1996 to May 2007), Sports
  Suite 400                                          Med Center for Fitness; Limited
Wheaton, IL 60187                   o Since Fund     Partner, Gundersen Real Estate
D.O.B.: 04/51                         Inception      Limited Partnership; Member,
                                                     Sportsmed LLC

Thomas R. Kadlec, Trustee           o Three Year     President (March 2010 to Present),            67             Director of ADM
c/o First Trust Advisors L.P.         Term           Senior Vice President and Chief                              Investor
120 E. Liberty Drive,                                Financial Officer (May 2007 to March                         Services, Inc.
  Suite 400                         o Since Fund     2010), Vice President and Chief                              and ADM
Wheaton, IL 60187                     Inception      Financial Officer (1990 to May 2007),                        Investor
D.O.B.: 11/57                                        ADM Investor Services, Inc. (Futures                         Services
                                                     Commission Merchant)                                         International

Robert F. Keith, Trustee            o Three Year     President (2003 to Present),                  67             None
c/o First Trust Advisors L.P.         Term           Hibs Enterprises (Financial and
120 E. Liberty Drive,                                Management Consulting)
  Suite 400                         o Since June
Wheaton, IL 60187                     2006
D.O.B.: 11/56

Niel B. Nielson, Trustee            o Three Year     President (June 2002                          67             Director of
c/o First Trust Advisors L.P.         Term           to Present), Covenant                                        Covenant
120 E. Liberty Drive,                                College                                                      Transport Inc.
  Suite 400                         o Since Fund
Wheaton, IL 60187                     Inception
D.O.B.: 03/54


------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen, Trustee,            o Three Year     Chief Executive Officer (December 2010        67             Trustee of
President, Chairman of the Board      Trustee        to Present), President (until                                Wheaton College
and CEO(1)                            Term and       December 2010), First Trust Advisors
120 E. Liberty Drive,                 Indefinite     L.P. and First Trust Portfolios L.P.;
  Suite 400                           Officer        Chairman of the Board of Directors,
Wheaton, IL 60187                     Term           BondWave LLC (Software Development
D.O.B.: 09/55                                        Company/Investment Advisor) and
                                    o Since Fund     Stonebridge Advisors LLC (Investment
                                      Inception      Advisor)

---------------------

(1) Mr. Bowen is deemed an interested person of the Fund due to his position of Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Fund.
(2) Currently, Robert F. Keith, as a Class I Trustee, is serving as a trustee until the Fund's 2011 annual meeting of shareholders. Richard E. Erickson and Thomas R. Kadlec, as Class II Trustees, are serving as trustees until the Fund's 2012 annual meeting of shareholders. James A. Bowen and Niel B. Nielson, as Class III Trustees, are serving as trustees until the Fund's 2013 annual meeting of shareholders. Officers of the Fund have an indefinite term. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
Board of Trustees and Officers - (Continued)
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                         DECEMBER 31, 2010 (UNAUDITED)


                                                                TERM OF OFFICE
       NAME, ADDRESS AND          POSITION AND OFFICES          AND LENGTH OF                   PRINCIPAL OCCUPATIONS
         DATE OF BIRTH                 WITH FUND                   SERVICE                       DURING PAST 5 YEARS

-----------------------------------------------------------------------------------------------------------------------------------
                                            OFFICERS WHO ARE NOT TRUSTEES (3)
-----------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley                  Treasurer, Chief               o Indefinite term           Chief Operating Officer
120 E. Liberty Drive,            Financial Officer                                          (December 2010 to Present) and
  Suite 400                      and Chief Accounting           o Since Fund                Chief Financial Officer,
Wheaton, IL 60187                Officer                          Inception                 First Trust Advisors L.P.
D.O.B.: 11/57                                                                               and First Trust Portfolios
                                                                                            L.P.; Chief Financial
                                                                                            Officer, BondWave LLC
                                                                                            (Software Development
                                                                                            Company/Investment Advisor)
                                                                                            and Stonebridge Advisors LLC
                                                                                            (Investment Advisor)

Erin E. Chapman                  Assistant Secretary            o Indefinite term           Assistant General Counsel
120 E. Liberty Drive,                                                                       (October 2007 to Present),
  Suite 400                                                     o Since June 2009           Associate Counsel (March
Wheaton, IL 60187                                                                           2006 to October 2007), First
D.O.B.:  08/76                                                                              Trust Advisors L.P. and
                                                                                            First Trust Portfolios L.P.;
                                                                                            Associate Attorney (November
                                                                                            2003 to March 2006), Doyle &
                                                                                            Bolotin, Ltd.

James M. Dykas                   Assistant Treasurer            o Indefinite term           Controller (January 2011 to
120 E. Liberty Drive,                                                                       Present) and Senior Vice President
  Suite 400                                                     o Since Fund                (April 2007 to Present),
Wheaton, IL 60187                                                 Inception                 Vice President (January 2005 to
D.O.B.: 01/66                                                                               April 2007), First Trust
                                                                                            Advisors L.P. and First
                                                                                            Trust Portfolios L.P.

Christopher R. Fallow            Assistant Vice                 o Indefinite term           Assistant Vice President
120 E. Liberty Drive,            President                                                  (August 2006 to Present),
  Suite 400                                                     o Since Fund                Associate (January 2005 to
Wheaton, IL 60187                                                 Inception                 August 2006), First Trust
D.O.B.: 04/79                                                                               Advisors L.P. and First
                                                                                            Trust Portfolios L.P.

W. Scott Jardine                 Secretary                      o Indefinite term           General Counsel, First Trust
120 E. Liberty Drive,                                                                       Advisors L.P., First Trust
  Suite 400                                                     o Since Fund                Portfolios L.P. and BondWave
Wheaton, IL 60187                                                 Inception                 LLC (Software Development
D.O.B.: 05/60                                                                               Company/Investment Advisor);
                                                                                            Secretary of Stonebridge
                                                                                            Advisors LLC (Investment Advisor)

Daniel J. Lindquist              Vice President                 o Indefinite term           Senior Vice President
120 E. Liberty Drive,                                                                       (September 2005 to Present),
  Suite 400                                                     o Since Fund                First Trust Advisors L.P. and
Wheaton, IL 60187                                                 Inception                 First Trust Portfolios L.P.
D.O.B: 02/70

Coleen D. Lynch                  Assistant Vice                 o Indefinite term           Assistant Vice President
120 E. Liberty Drive,            President                                                  (January 2008 to Present),
  Suite 400                                                     o Since July 2008           First Trust Advisors L.P. and
Wheaton, IL 60187                                                                           First Trust Portfolios L.P.;
DOB: 07/58                                                                                  Vice President (May 1998 to
                                                                                            January 2008), Van Kampen
                                                                                            Asset Management and Morgan
                                                                                            Stanley Investment Management

Kristi A. Maher                  Assistant Secretary            o Indefinite term           Deputy General Counsel (May
120 E. Liberty Drive,            and Chief Compliance                                       2007  to Present), Assistant
  Suite 400                      Officer                        o Assistant                 General Counsel (March 2004 to
Wheaton, IL 60187                                                 Secretary since           May 2007), First Trust
D.O.B.: 12/66                                                     Fund Inception            Advisors L.P. and First Trust
                                                                                            Portfolios L.P.
                                                                o Chief
                                                                  Compliance
                                                                  Officer since
                                                                  January 2011

---------------------

(3) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
Privacy Policy
--------------------------------------------------------------------------------

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                         DECEMBER 31, 2010 (UNAUDITED)

PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") value our relationship with you and consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

            o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

            o Information about your transactions with us, our affiliates or others;

            o Information we receive from your inquiries by mail, e-mail or telephone; and

            o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required by law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

            o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

            o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at (800) 621-1675 (First Trust Portfolios) or (800) 222-6822 (First Trust Advisors).

           This Page Left Blank Intentionally.

           This Page Left Blank Intentionally.

[LOGO OMITTED]

First Trust



INVESTMENT SUB-ADVISOR
Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

   (e) Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas

R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $39,000.00 for 2009 and $39,000.00 for 2010.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for 2009 and $0 for 2010.

          Audit-Related Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years of the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2009 and $0 for 2010.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $7,320.00 for 2009 and $5,215.18 for 2010. These fees were for tax preparation.

          Tax Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years of the registrant for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser were $0 for 2009 and $0 for 2010.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2009 and $0 for 2010.

          All Other Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $0 for 2008 and $0 for 2009.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%

                          (c)  0%

                          (d)  0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for 2009 were $7,320.00 and $36,000.00 for the Registrant and the Registrant's investment adviser, respectively, and for 2010 were $5,215.18 and $6,000.00, for the Registrant and the Registrant's investment adviser, respectively.

      (h) The Registrant's audit committee of its Board of Trustees determined that the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately designated audit committee consisting of all the independent trustees of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                         CHARTWELL INVESTMENT PARTNERS
                      PROXY VOTING POLICIES AND PROCEDURES

                         As Further Amended July, 2009

PURPOSE. Chartwell Investment Partners ("Chartwell") has adopted these Proxy Voting Policies and Procedures ("Policies") to seek to ensure that it exercises voting authority on behalf of Chartwell clients in a manner consistent with the best interests of each client and its agreement with the client.

SCOPE. These Policies apply where clients have delegated the authority and responsibility to Chartwell to decide how to vote proxies. Chartwell does not accept or retain authority to vote proxies in accordance with individual client guidelines (with the exception of Clients who wish to instruct Chartwell not to vote in accordance with AFL-CIO Key Vote Survey recommendations, as described below). Clients that wish to arrange to vote proxies in accordance with their own guidelines may elect to do so at any time by notifying Chartwell. Chartwell generally will follow these Policies if asked to make recommendations about proxy voting to clients who request that advice but have not delegated proxy voting responsibility to Chartwell.

GUIDING PRINCIPLES. Chartwell believes that voting proxies in the best interests of each client means making a judgment as to what voting decision is most likely to maximize total return to the client as an investor in the securities being voted, and casting the vote accordingly. For this reason, Chartwell's evaluation of the possible impact of a proxy vote on the economic interests of company shareholders similarly situated to Chartwell's clients will be the primary factor governing Chartwell's proxy voting decisions.

USE OF INDEPENDENT PROXY VOTING SERVICE. Chartwell has retained RiskMetrics Group, an independent proxy voting service, to assist it in analyzing specific proxy votes with respect to securities held by Chartwell clients and to handle the mechanical aspects of casting votes. Historically, Chartwell has placed substantial reliance on RiskMetrics Group's (RMG - formerly ISS) analyses and recommendations and generally gives instructions to RMG/ISS to vote proxies in accordance with RMG/ISS' recommendations, unless Chartwell reaches a different conclusion than RMG/ISS about how a particular matter should be voted. RMG/ISS' proxy voting recommendations typically are made available to Chartwell about a week before the proxy must be voted, and are reviewed and monitored by members of the Proxy Voting Committee (and, in certain cases, by Chartwell portfolio managers), with a view to determining whether it is in the best interests of Chartwell's clients to vote proxies as recommended by RMG/ISS, or whether client proxies should be voted on a particular proposal in another manner. In addition, Chartwell generally votes in accordance with AFL-CIO Key Votes Survey, a list of proposals and meetings based on the AFL-CIO Proxy Voting Guidelines. To the extent that any of the proxy voting positions stated in these Policies are inconsistent with a Key Vote Survey recommendation, Chartwell will generally vote in accordance with the Key Vote Survey recommendation on all impacted securities unless any client has chosen to instruct Chartwell to refrain from doing so. In that case, Chartwell will vote the client's securities position in accordance with these Policies (which may or may not cause the vote to be the same as the Key Vote Survey recommendation).

ADMINISTRATION OF POLICIES. Chartwell has established a Proxy Voting Committee to oversee and administer the voting of proxies on behalf of clients, comprised of approximately five representatives of the firm's compliance and operations departments. The Committee's responsibilities include reviewing and updating these Policies as may be appropriate from time to time; identifying and resolving any material conflicts of interest on the part of Chartwell or its personnel that may affect particular proxy votes; evaluating and monitoring, on an ongoing basis, the analyses, recommendations and other services provided by RMG/ISS or another third party retained to assist Chartwell in carrying out its proxy voting responsibilities; when deemed appropriate by the Committee, consulting with Chartwell portfolio managers and investment professionals on particular proposals or categories of proposals presented for vote; and determining when and how client proxies should be voted other than in accordance with the general rules and criteria set forth in Chartwell's Proxy Voting Guidelines or with the recommendations of RMG or another independent proxy voting service retained by Chartwell .. CONFLICTS OF INTEREST. It is Chartwell's policy not to exercise its authority to decide how to vote a proxy if there is a material conflict of interest between Chartwell's interests and the interests of the client that owns the shares to be voted that could affect the vote on that matter. To seek to identify any such material conflicts, a representative of the Proxy Voting Committee screens all proxies and presents any potential conflicts identified to the Committee for determination of whether the conflict exists and if so, whether it is material.

Conflicts of interest could result from a variety of circumstances, including, but not limited to, significant personal relationships between executive officers of an issuer and Chartwell personnel, a current or prospective investment adviser-client relationship between an issuer or a pension plan sponsored by an issuer and Chartwell, a significant ownership interest by Chartwell or its personnel in the issuer and various other business, personal or investment relationships. Generally, a current or prospective adviser-client relationship will not be considered material for these purposes if the net advisory revenues to Chartwell have not in the most recent fiscal year and are not expected in the current fiscal year to exceed 1/2 of 1 percent of Chartwell's annual advisory revenue.

Currently, the Proxy Voting Committee has determined that voting in accordance with AFL-CIO Key Votes Survey recommendations is not a material conflict of interest. In reaching this decision, the Committee recognized that Chartwell has many union clients and many clients that are not union-oriented. By voting all impacted securities positions in accordance with AFL-CIO recommendations, it could be said that Chartwell is attempting to retain or attract existing and prospective union clients. However, the overall number of proxy issues in the AFL-CIO Key Votes Survey on which Chartwell has historically voted is approximately 14 - 30 out of a total of approximately 500 company meetings and thousands of proxy votes cast by Chartwell each year. Chartwell does not use its AFL-CIO Key Votes Survey rankings for marketing purposes so to the extent any client or prospect becomes aware of how Chartwell votes in the Surveys, it does so on its own. Recognizing that deciding this is not a material conflict of interest is fundamentally subjective, Chartwell nonetheless discloses its practices to clients and invites clients to instruct Chartwell not to change any vote in these Policies to be consistent with an AFL-CIO Key Votes Survey recommendation (even though voting consistently with these Policies may result in voting the same way).

In the event the Committee determines that there is a material conflict of interest that may affect a particular proxy vote, Chartwell will NOT make the decision how to vote the proxy in accordance with these Policies unless the Policies specify how votes shall be cast on that particular type of matter, i.e., "for" or "against" the proposal. Where the Policies provide that the voting decision will be made on a "case-by-case" basis, Chartwell will either request the client to make the voting decision, or the vote will be cast in accordance with the recommendations of RMG/ISS or another independent proxy voting service retained by Chartwell for that purpose. Chartwell also will not provide advice to clients on proxy votes without first disclosing any material conflicts to the client requesting such advice.

WHEN CHARTWELL DOES NOT VOTE PROXIES. Chartwell may not vote proxies respecting client securities in certain circumstances, including, but not limited to, situations where (a) the securities are no longer held in a client's account;
(b) the proxy and other relevant materials are not received in sufficient time to allow analysis or an informed vote by the voting deadline; (c) Chartwell concludes that the cost of voting the proxy will exceed the expected potential benefit to the client; (d) the securities have been loaned out pursuant to a client's securities lending program and are unavailable to vote; or (e) in the case of voting in accordance with AFL-CIO Key Votes Survey recommendations, a client has instructed Chartwell not to vote in accordance with such recommendations but to vote in accordance with these Policies (which may or may not be the same on a given proxy issue).

                            PROXY VOTING GUIDELINES

Generally, Chartwell votes all proxies in accordance with the RiskMetrics guidelines. These guidelines may be changed or supplemented from time to time. Votes on matters not covered by these guidelines will be determined in accordance with the principles set forth above. Client guidelines may be inconsistent with these guidelines and may cause Chartwell to vote differently for different clients on the same matter.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS


INFORMATION PROVIDED AS OF MARCH 7, 2011

Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Adviser"), founded in 1997, is an employee-owned investment firm focusing on institutional, sub-advisory and private client relationships. The firm is a research-based equity and fixed-income manager with a disciplined, team-oriented investment process. The Portfolio Management Team consists of the following:

PORTFOLIO MANAGEMENT TEAM

BERNARD P. SCHAFFER
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER
Mr. Schaffer is a founding partner of Chartwell and has 38 years of investment industry experience. He serves as senior portfolio manager for Chartwell's closed-end fund and hedged large-cap equity strategies. As the lead portfolio manager for the Fund since 2007, he focuses on securities in the Energy, Financials and Consumer Staples sectors. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1990 to 1997, managing two closed-end equity income funds that utilized option strategies to generate portfolio gains. Mr. Schaffer earned a Bachelor's degree in Economics from Villanova University and an MBA from the University of Pennsylvania's Wharton School.

DOUGLAS W. KUGLER, CFA
PRINCIPAL, PORTFOLIO MANAGER
Mr. Kugler is a portfolio manager on Chartwell's large-cap equity portfolio management team and has 12 years of investment industry experience. His areas of focus include the Transportation and Consumer Discretionary sectors of the market. He has been a portfolio manager for the Fund since 2007. From 1993 to 2003, he held several positions at Morgan Stanley Investment Management (Miller Anderson & Sherrerd) including Head of Mutual Fund Administration and Vice President and Treasurer of the MAS Funds, Junior Associate in the Equity Department, and his last position held prior to joining Chartwell was Senior Associate and Analyst for the Large Cap Value team. Prior to joining Morgan Stanley, he was an Assistant Vice President and Senior Accounting Officer at Provident Financial Processing Corporation. Mr. Kugler is a member of the CFA (Chartered Financial Analysts) Institute and the CFA Society of Philadelphia. He holds the Chartered Financial Analyst designation. Mr. Kugler earned a Bachelor's degree in Accounting from the University of Delaware.

KEVIN A. MELICH, CFA
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER
Mr. Melich is a founding partner of Chartwell and has 45 years of investment industry experience. He is a member of Chartwell's large-cap equity portfolio management team and implements portfolio management decisions for high-yield equity institutional portfolios, including the Fund. He has been a portfolio manager for the Fund since 2007. His areas of focus are in the Automotive, Machinery, Office Electronics and REITs sectors. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1983 to 1997. There he managed over $1.6 billion for institutional accounts in the value style. From 1979 to 1983, Mr. Melich was a Partner with the economics consulting firm A.B. Laffer Associates. From 1964 to 1979, he was the Senior Investment Officer and Manager of the Trust and Investment Division of Security Trust Company. Mr. Melich is a member of the CFA Institute and the CFA Society of Philadelphia. He holds the Chartered Financial Analyst designation. He earned a Bachelor of Science degree in Economics from St. John Fisher College.

The investment team for the First Trust Enhanced Equity Income Fund consists of three portfolio managers with an average of 27 years of investment experience. All team members conduct fundamental research and meet with company management. Purchase and sale decisions are made by the portfolio managers. The day-to-day work and the management of the Fund is divided evenly among the portfolio managers.

(a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

INFORMATION PROVIDED AS OF DECEMBER 31, 2010

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

(assets in millions).

                                                                                             # of Accounts    Total Assets
                                                                                              Managed for      for which
                                                                 Total # of                 which Advisory    Advisory Fee
Name of Portfolio Manager or                                      Accounts       Total      Fee is Based on   is Based on
         Team Member                   Type of Accounts*           Managed       Assets       Performance     Performance
         -----------                   -----------------           -------       ------       -----------     -----------

1.  Bernard P. Schaffer         Registered Investment                 1           $58.5            0               $0
                                Companies:
                                Other Pooled Investment               0            $0              0               $0
                                Vehicles:
                                Other Accounts:                       16         $177.1            0               $0

2.  Kevin A. Melich             Registered Investment                 1           $58.5            0               $0
                                Companies:
                                Other Pooled Investment               0            $0              0               $0
                                Vehicles:
                                Other Accounts:                       16         $177.1            0               $0

3.  Douglas W. Kugler           Registered Investment                 1           $58.5            0               $0
                                Companies:
                                Other Pooled Investment               0            $0              0               $0
                                Vehicles:
                                Other Accounts:                       16         $177.1            0               $0

POTENTIAL CONFLICTS OF INTERESTS

The portfolio managers manage other accounts for Chartwell including the Chartwell Dividend and Income Fund, (CWF) and institutional portfolios of similar investment styles. None of these portfolio managers manage any hedge funds nor any accounts with performance-based fees.

When registered funds and investment accounts are managed side-by-side, firm personnel must strictly follow the policies and procedures outlined in our Trade Allocation Policy to ensure that accounts are treated in a fair and equitable manner, and that no client or account is favored over another. When registered funds and investment accounts are trading under the same investment product, and thus trading the same securities, shares are allocated on a pro-rata basis based on market value, and all portfolios obtain the same average price.

On a monthly basis, a member of Chartwell's Compliance Group, oversees the performance calculation process handled in Operations, and completes a spreadsheet of monthly portfolio returns by client. This person provides this spreadsheet to the CEO, CCO and various investment personnel for their review. Any performance dispersion noted by anyone on the distribution list is investigated by a member of Chartwell's Compliance Group by reviewing the underlying transactional detail, holdings & security weightings by portfolio. This monthly process ensures that all portfolios that are managed under the same investment product are treated fairly, and traded in accordance with firm policy.


(a)(3)   COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

INFORMATION PROVIDED AS OF MARCH 7, 2011

The compensation paid to a Chartwell portfolio manager and analyst consists of base salary, annual bonus, ownership distribution, and an annual profit-sharing contribution to the firm's retirement plan.

A portfolio manager's and analyst's base salary is determined by Chartwell's Compensation Committee and is reviewed at least annually. A portfolio manager's and analyst's experience, historical performance, and role in firm or product team management are the primary considerations in determining the base salary. Industry benchmarking is utilized by the Compensation Committee on an annual basis.

Annual bonuses are determined by the Compensation Committee based on a number of factors. The primary factor is a performance-based compensation schedule that is applied to all accounts managed by a portfolio manager within a particular investment product, and is not specific to any one account. The bonus is calibrated based on the gross composite performance of such accounts versus the appropriate benchmark and peer group rankings. Portfolio construction, sector and security weighting, and performance are reviewed by the Compliance Committee and Compensation Committee to prevent a manager from taking undue risks. Additional factors used to determine the annual bonus include the portfolio manager's contribution as an analyst, product team management, and contribution to the strategic planning and development of the investment group as well as the firm.

Ownership distributions are paid to a portfolio manager and analyst based on the portfolio manager's and analyst's ownership interest, or percentage limited partnership interest, in Chartwell multiplied by total net cash distributions paid during the year.

(a)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

INFORMATION PROVIDED AS OF DECEMBER 31, 2010:

           Name of Portfolio Manager or             Dollar Range of Fund Shares
                  Team Member                           Beneficially Owned
                  -----------                           -------------------

           Bernard P. Schaffer                                  $0
           Kevin A. Melich                                      $0
           Douglas W. Kugler                                    $0


(b)      Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   First Trust Enhanced Equity Income Fund
               -----------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  February 23, 2011
      ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  February 23, 2011
      ----------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------------------------
                           Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                           (principal financial officer)

Date  February 23, 2011
      ----------------------



* Print the name and title of each signing officer under his or her signature.